SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)	Jun. 30, 2024	Jan. 05, 2024	Jun. 30, 2025	Dec. 31, 2024	Feb. 14, 2022
Defined Benefit Plan Disclosure [Line Items]
Common stock, shares authorized		200,000,000	200,000,000	200,000,000	100,000,000
Common stock, par value		$ 0.0005	$ 0.0005	$ 0.0005	$ 0.001
Stock split		1:2 forward stock split
Authorized share capital		$ 100,000
Shareholders [Member]
Defined Benefit Plan Disclosure [Line Items]
Interim dividend	$ 1,600,000